Trade and Other Receivables - Schedule of Trade and Other Receivables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Non-current assets
Other receivable	$ 6,218,518	RM 25,383,991
Current assets
Trade receivables - third parties	1,791,449	7,312,693		6,274,545
Less: Allowance for expected credit losses of trade receivables – third parties	(32,167)	(131,305)	$ (34,750)	(141,849)	RM (243,021)
Trade receivables - third parties, net	1,759,282	7,181,388		6,132,696
Deposits	50,491	206,105		194,501
Prepayments	397,554	1,622,817		4,594,892
Advance to suppliers	15,515	63,334		295,672
Sundry receivables	11,890	48,533		1,970
Trade and other receivables	2,234,732	9,122,177		11,219,731
Total	$ 8,453,250	RM 34,506,168		RM 11,219,731